Earnings per share	6 Months Ended
Apr. 30, 2019
Text block [abstract]
Earnings per share

Note 10.    Earnings per share

	For the three months ended			For the six months ended
$ millions, except number of shares and per share amounts	2019 Apr. 30	2019 Jan. 31	2018 Apr. 30	2019 Apr. 30	2018 Apr. 30
Basic earnings per share
Net income attributable to equity shareholders	$1,341	$1,178	$1,313	$2,519	$2,636
Less: Preferred share dividends and premiums	28	23	24	51	42
Net income attributable to common shareholders	$1,313	$1,155	$1,289	$2,468	$2,594
Weighted-average common shares outstanding (thousands)	444,028	443,033	444,140	443,523	442,607
Basic earnings per share	$2.96	$2.61	$2.90	$5.56	$5.86
Diluted earnings per share
Net income attributable to common shareholders	$1,313	$1,155	$1,289	$2,468	$2,594
Weighted-average common shares outstanding (thousands)	444,028	443,033	444,140	443,523	442,607
Add: Stock options potentially exercisable (1) (thousands)	790	784	1,040	787	1,163
Add: Restricted shares and equity-settled consideration (thousands)	406	484	478	445	461
Weighted-average diluted common shares outstanding (thousands)	445,224	444,301	445,658	444,755	444,231
Diluted earnings per share	$2.95	$2.60	$2.89	$5.55	$5.84
(1)

Excludes average options outstanding of 2,399,088 (January 31, 2019: 2,107,454; April 30, 2018: 751,779) with a weighted-average exercise price of $114.20 (January 31, 2019: $114.58; April 30, 2018: $120.02) for the quarter ended April 30, 2019, and average options of 2,253,271 with a weighted-average price of $114.38 for the six months ended April 30, 2019 (April 30, 2018: average options of 628,061 with a weighted-average price of $120.02), as the options’ exercise prices were greater than the average market price of CIBC’s common shares.